Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE at Dec. 31, 2019		$ 52,394	$ 13,070	$ (62,687)	$ 2,777
BALANCE (in Shares) at Dec. 31, 2019	1,409,788
CHANGES DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2021:
Conversion of convertible debentures		3,414			3,414
Conversion of convertible debentures (in Shares)	1,109,708
Exercise of warrants and pre-funded warrants		7,853	(5,062)		2,791
Exercise of warrants and pre-funded warrants (in Shares)	9,359,212
Exercise of options		8	(8)
Exercise of options (in Shares)	6,282
Expiry of options		3	(3)
Share-based payments			41		41
Public and direct registered offerings, net of issuance costs of $1,161		1,149	6,803		7,952
Public and direct registered offerings, net of issuance costs of $1,161 (in Shares)	1,308,600
Net loss for the period				(1,544)	(1,544)
BALANCE at Jun. 30, 2020		64,821	14,841	(64,231)	15,431
BALANCE (in Shares) at Jun. 30, 2020	13,193,590
BALANCE at Dec. 31, 2020		71,492	15,256	(70,532)	16,216
BALANCE (in Shares) at Dec. 31, 2020	18,152,590
CHANGES DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2021:
Exercise of warrants		4,881	(1,171)		3,710
Exercise of warrants (in Shares)	3,090,900
Exercise of options		55	(55)
Exercise of options (in Shares)	34,807
Share-based payments			567		567
Direct registered offerings, net of issuance costs of $527		8,731	492		9,223
Direct registered offerings, net of issuance costs of $527 (in Shares)	4,615,000
Net loss for the period				(4,883)	(4,883)
BALANCE at Jun. 30, 2021		$ 85,159	$ 15,089	$ (75,415)	$ 24,833
BALANCE (in Shares) at Jun. 30, 2021	25,893,297